Accounts Payable and Accrued Liabilities (Details) - Schedule of Accounts Payable and Accrued Liabilities - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Trade accounts payable	$ 824,405	$ 529,866
Accrued payroll and payroll taxes	244,926	92,799
Credit card payable	0	26,049
Total	$ 1,069,331	$ 648,714